Subsequent Events (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended					4 Months Ended	12 Months Ended
	Feb. 10, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 21, 2017 USD ($) shares	Apr. 05, 2017 USD ($)	Apr. 05, 2017 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 20, 2017 USD ($) $ / shares shares	Mar. 16, 2017 USD ($)	Apr. 19, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Apr. 05, 2017 EUR (€)	Mar. 21, 2017	May 31, 2015 USD ($)
Subsequent Event [Line Items]
Issuance of common stock										$ 0	$ 0	$ 643
Common stock par value | $ / shares										$ 0.0001	$ 0.0001
Payments for construction in process										$ 86,911	$ 26,713	$ 45,337
Subsequent event | Stock for stock exchange | Series G and series H exchange offer
Subsequent Event [Line Items]
Number of shares issued for the exchange offer | shares									766
Shares exchanged aggregate nominal value									$ 1,914
Tender offer, stocks | shares									625,815
Subsequent event | American Depositary Shares - The Series G | Stock for stock exchange
Subsequent Event [Line Items]
Common stock par value | $ / shares							$ 14.61
Stock for stock exchange ratio														8.25
Subsequent event | American Depositary Shares - The Series H | Stock for stock exchange
Subsequent Event [Line Items]
Common stock par value | $ / shares							$ 14.36
Stock for stock exchange ratio														8.11
Subsequent event | Vale
Subsequent Event [Line Items]
Proceeds from legal settlements	$ 21,000
Subsequent event | Navios Ionian
Subsequent Event [Line Items]
Cash consideration received								$ 5,280
Vessel capacity in DWT								52067 dwt
Subsequent event | Navios Ionian | Expected impairment loss
Subsequent Event [Line Items]
Impairment loss						$ 9,098
Subsequent event | Formosa and San Lorenzo
Subsequent Event [Line Items]
Cash consideration received		$ 1,109
Subsequent event | River and estuary tanker
Subsequent Event [Line Items]
Payments for construction in process				$ 13,061	€ 12,400
Subsequent event | River and estuary tanker | Shipbuilder
Subsequent Event [Line Items]
Fixed interest rate				6.75%									6.75%
Maximum borrowing capacity				$ 6,532									€ 6,200
Conctruction financed percentage				50.00%	50.00%
Repayment installments				24	24
Navios Partners
Subsequent Event [Line Items]
Maximum borrowing capacity															$ 60,000
Navios Partners | Subsequent event
Subsequent Event [Line Items]
Payments to acquire investment							$ 2,048
Stock Issued During Period Shares New Issues | shares							47,795,000
General partner interest of Navios Holdings							2.00%
Issuance of common stock							$ 100,000
Common stock par value | $ / shares							$ 2.1
Partners capital account units acquisitions | shares							975,408
Navios Partners | Subsequent event | Navios Europe I Revolving And Term Loans
Subsequent Event [Line Items]
Payments to acquire investment			$ 468
Proceeds from transfer of debt			$ 4,050
Stock Issued During Period Shares New Issues | shares			13,076,923
Partners capital account units acquisitions | shares			266,876